Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Deferred tax assets
Insurance liabilities	$ 1,478	$ 1,351
Net unrealized losses on AFS	0	84
Net operating and capital loss carryforwards	221	160
Tax credits	18	0
VOBA	69	72
Employee benefits	52	57
Other	27	20
Total deferred tax assets	1,865	1,744
Valuation allowance	(72)	(193)
Deferred tax asset, after valuation allowance	1,793	1,551
Deferred tax liabilities
Investments, including derivatives	668	429
Net unrealized gains on AFS	178	0
VOBA	346	372
DAC	230	98
Other	6	46
Total deferred tax liability	1,428	945
Net deferred tax asset	$ 365	$ 606